PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net cash provided by (used in) operating activities	¥ 455,049,575	$ 64,092,392	¥ 294,541,463	¥ 379,248,861
Net cash used in investing activities	(93,708,405)	(13,198,553)	420,445,695	(978,048,290)
Net cash used in provided by financing activities	(303,734,275)	(42,780,078)	(335,396,159)	240,327,743
Net increase (decrease) in cash and cash equivalents and restricted cash	57,638,981	8,118,281	380,839,138	(359,884,160)
Cash and cash equivalents and restricted cash at the beginning of the year	733,961,731	103,376,348	353,122,593	713,006,753
Cash and cash equivalents and restricted cash at the end of the year	791,600,712	111,494,629	733,961,731	353,122,593
Parent Company
Net cash provided by (used in) operating activities	(12,424,134)	(1,749,903)	(4,198,307)	(13,786,532)
Net cash used in investing activities	(352,234,205)	(49,611,150)	(156,276,810)	(113,026,343)
Net cash used in provided by financing activities	362,690,064	51,083,827	155,679,057	(46,235,224)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(396,838)	(55,893)	(2,025,056)	2,306,901
Net increase (decrease) in cash and cash equivalents and restricted cash	(2,365,113)	(333,119)	(6,821,116)	(170,741,198)
Cash and cash equivalents and restricted cash at the beginning of the year	15,788,863	2,223,815	22,609,979	193,351,177
Cash and cash equivalents and restricted cash at the end of the year	¥ 13,423,750	$ 1,890,696	¥ 15,788,863	¥ 22,609,979